LONG-TERM DEBT AND OTHER FINANCIAL DEBT (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM DEBT AND OTHER FINANCIAL DEBT [Abstract]
Balances of long-term financial debt
Balances of long-term financial debt were as follows:

			At December 31,
			2013				2012 (3)
Financial institution /			Nominal value
Borrower	Other	Due-year (1)	Current	Noncurrent		Total	Total

Ultrapetrol	Private Investors	June 2021	$-	$226,070	(2)	$226,070	$-
Ultrapetrol	Private Investors	-	-	-		-	180,000
UP Offshore Apoio	DVB AG	Through 2016	900	5,050		5,950	6,850
UP Offshore	DVB AG	Through 2016	4,300	25,350		29,650	42,225
UP Offshore	DVB AG	Through 2017	2,000	9,000		11,000	13,000
UP Offshore Apoio	BNDES	Through 2027	1,110	13,598		14,708	15,818
UP Offshore	DVB SE + Banco Security	Through 2018	3,333	27,500		30,833	34,166
Ingatestone Holdings	DVB NV + NIBC + ABN Amro	Through 2017	7,039	51,495		58,534	-
Linford Trading	DVB NV + NIBC	Through 2020	3,200	28,800		32,000	-
Ingatestone Holdings	DVB AG + Natixis	-	-	-		-	18,975
Ingatestone Holdings	DVB SE + NIBC	-	-	-		-	20,850
Stanyan Shipping	Natixis	Through 2017	908	4,730		5,638	6,546
Hallandale Commercial	Nordea	-	-	-		-	5,644
UABL Paraguay	IFC	Through 2020	2,174	18,478		20,652	22,826
UABL Paraguay	OFID	Through 2020	1,304	11,087		12,391	13,695
UABL Barges and others	IFC	Through 2020	3,044	25,868		28,912	31,957
UABL Paraguay and Riverpar	IFC	Through 2021	1,765	11,471		13,236	15,000
UABL Paraguay and Riverpar	OFID	Through 2021	1,176	7,647		8,823	10,000
At December 31, 2013			$32,253	$466,144		$498,397
At December 31, 2012			$49,031	$388,521			$437,552

(1)	See the descriptions below.
(2)	Includes unamortized debt premium of $1,070.
(3)	Excludes the 2017 Senior Convertible Notes which were disclosed as current liabilities in the accompanying balance sheet under the caption "2017 Senior Convertible Notes".

Aggregate annual future payments due to the long-term financial debt
Aggregate annual future payments due to the long-term financial debt were as follows:

Year ending December 31

2014	$32,253
2015	32,253
2016	53,699
2017	68,329
2018	31,155
Thereafter	279,638
497,327
Unamortized debt premium, net	1,070
$498,397